Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Schedule of detail of other general administrative expenses
The detail of Other general administrative expenses is as follows:

EUR million
	2023	2022	2021
Technology and systems	2,471	2,473	2,182
Property, fixtures and supplies (note 2.k)	818	804	789
Technical reports	809	785	689
Advertising	603	559	510
Taxes other than income tax	570	559	558
Communications	414	410	401
Surveillance and cash courier services	337	336	306
Per diems and travel expenses	218	163	69
Insurance premiums	95	108	109
Other administrative expenses	2,180	2,174	1,830
	8,515	8,371	7,443

Schedule of technical reports includes the fees paid by various Group companies
Technical reports includes the fees from the various Group companies (detailed in the accompanying appendices) for the services provided by their respective auditors, the detail being as follows:

EUR million
	2023	2022	2021
Audit	116.8	115.4	106.0
Audit-related services	8.6	6.4	6.0
Tax services	1.6	0.5	0.7
All other	5.9	4.8	2.4
Total	132.9	127.1	115.1

Schedule of number of offices	The number of offices at 31 December 2023, 2022 and 2021 is as follows:

Number of branches
	Group
	2023	2022	2021
Spain	1,924	1,966	1,998
Group	6,594	7,053	7,231
	8,518	9,019	9,229